OPERATING ASSETS AND LIABILITIES - Future minimum payments under our leases (Details) - DKK (kr) kr in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	kr 90	kr 215	kr 216	kr 247
Estimated capital expenditures to fit out the space	kr 70	kr 176
Capital expenditure incurred and capitalized			48
Cash outflow for leases			38
2019
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases			32	31
Cash outflow for leases			38
1 to 3 years
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases			64	65
More than 3 years but less than 5 years
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases			27	45
2024+
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases			kr 93	kr 106